Provision for legal claims	12 Months Ended
Jun. 30, 2019
Provision for Legal Claims [Abstract]
Provision for legal claims
25.	Provision for legal claims

The Company is involved in civil, labor, environmental and tax lawsuits and administrative proceedings. The provision for probable losses arising from these lawsuits is determined and updated by management, supported by the opinion of the Company's external legal advisors.

Probable likelihood of loss

	Labor	Regulatory	Tax	Civil	Total
At June 30, 2017	1,399	-	195	-	1,594
Additions	131	300	-	22	453
Monetary restatement	173	-	-	-	173
Reversal/payments	(713)	(300)	-	-	(1,013)
At June 30, 2018	990	-	195	22	1,207
Additions	278	-	-	25	303
Monetary restatement	114	-	-	-	114
Reversal/payments	(580)	-	(195)	(25)	(800)
At June 30, 2019	802	-	-	22	824

Possible likelihood of loss

The Company is party to legal suits of civil, labor, environmental and tax natures, and administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors. The contingencies are as follows:

	2019	2018
Civil	9,190	11,232
Tax	4,062	4,858
Labor	825	964
Environmental	279	279
	14,356	17,333

Judicial deposits

	2019	2018
Labor	389	277
Tax	1,143	1,099
Civil	135	129
(Note 7)	1,667	1,505